Capital Stock and Changes in Capital Accounts, textual 2 (Details) - USD ($) $ in Thousands		6 Months Ended
	Feb. 25, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Share-based Arrangements with Employees and Nonemployees [Abstract]
Total Compensation Cost Not yet Recognized, Period for Recognition		1 year 9 months 3 days
Compensation cost on restricted stock		$ 4,931	$ 3,399
Restricted Stock
Share-based Arrangements with Employees and Nonemployees [Abstract]
Unrecognized cost for unvested restricted shares		21,224		$ 20,054
General and administrative expenses | Restricted Stock
Share-based Arrangements with Employees and Nonemployees [Abstract]
Compensation cost on restricted stock		$ 4,931	$ 3,399
Executive Management And Non-Executive Directors | Restricted Stock
Share-based Arrangements with Employees and Nonemployees [Abstract]
Restricted common stock granted in period	1,470,000	1,470,000	8,260,000
Unrecognized cost for unvested restricted shares	$ 6,101
Total Compensation Cost Not yet Recognized, Period for Recognition	3 years
Common Stock Capital Shares Reserved For Future Issuance		15,194,759